Operating Cash Flow - Schedule of restructuring provision (Details) - CAD ($) $ in Thousands	12 Months Ended
	Jul. 31, 2020	Jul. 31, 2019
Items not affecting cash
Income tax recovery	$ (6,023)	$ (18,213)
Depreciation of property, plant and equipment	6,072	1,747
Depreciation of property, plant and equipment in cost of sales	3,567	0
Amortization of intangible assets	3,939	1,767
Loss/(gain) on convertible debentures	4,806	(1,737)
Unrealized gain on changes in fair value of biological assets	(29,356)	(38,856)
Unrealized fair value adjustment on investments	12,880	(315)
Amortization of deferred financing costs	56	596
Accrued interest income	9,921	(397)
Gain on investment	(24)	0
Loss on induced conversion of debenture	54,283	0
License depreciation and prepaid royalty expenses	389	117
Write-off of inventory and biological assets	5,055	0
Write down of inventory to net realizable value	68,319	19,335
Realized fair value amounts on inventory sold	40,910	16,357
Loss from investment in associate and joint ventures	6,331	2,964
Stock-based compensation	25,790	28,944
Revaluation of financial instruments (gain)/loss	(6,533)	3,730
Impairment losses	299,484	0
Loss on onerous contract	4,763	0
Loss on disposal of property, plant and equipment	3,855	0
Total items not affecting cash	508,484	16,669
Changes in non-cash operating working capital items
Trade receivables	267	(17,845)
Commodity taxes recoverable and other receivables	(784)	(6,425)
Prepaid expenses	5,717	(4,927)
Inventory	(100,492)	(90,748)
Biological assets	28,493	37,108
Accounts payable and accrued liabilities	6,623	6,630
Excise taxes payable	3,627	3,494
Deferred rent liability	0	946
Total non-cash operating working capital	$ (56,549)	$ (71,767)